UNITED STATES
          SECURITIES AND EXCHANGE COMMISSION
                Washington, D.C.  20549
                      FORM 13F
                 FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 12/31/2004

Check here if Amendment       [ ]             Amendment Number:

This Amendment                [ ]             is a restatement

Institutional Investment Manager Filing this Report:

Name:       BANKERS TRUST CO, CEDAR RAPIDS
Address:    221 3RD AVE. S.E.
            CEDAR RAPIDS, IA 52401


13F File Number: 28-01949

The institutional investment Manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: MARY DOTTERER
Title: COMPLIANCE OFFICER
Phone: 515 245 2459
Signature, Place, and Date of Signing:

MARY DOTTERER    DES MOINES, IA    01/05/2005

Report Type     (Check only one)
                [X]            13F HOLDINGS REPORT
                [ ]            13F COMBINATION REPORT


                                                      FORM 13F INFORMATION TABLE

                                                VALUE    SHS                 INVSTMT    OTHER              VOTING AUTHORITY
NAME OF ISSUER     TITLE                          X      PRN     SH   PUT    DISCRTN    MANAGERS        SOLE      SHARED    NONE
SECURITY NAME      OF CLASS          CUSIP      $1000    AMOUNT  PRN  CALL


AMERICAN           COMMON STOCK      026874107     300      4565 SH          SOLE                        4565
INTERNATIONAL
GROUP

ANHEUSER BUSCH     COMMON STOCK      035229103     618     12179 SH          SOLE                       12179

EXXON MOBIL        COMMON STOCK      30231G102     209      4075 SH          SOLE                        4075

GENERAL ELECTRIC   COMMON STOCK      369604103     388     10640 SH          SOLE                       10640
CO.

INTERNATIONAL      COMMON STOCK      459200101     215      2183 SH          SOLE                        2183
BUSINESS MACHINES

JOHNSON & JOHNSON  COMMON STOCK      478160104     409      6450 SH          SOLE                        6450

MARINER            COMMON STOCK      568459101       0     20000 SH          SOLE                       20000

MCLEODUSA INC      COMMON STOCK      582266995      81     40000 SH          SOLE                       40000

PEPSICO INC        COMMON STOCK      713448108     264      5050 SH          SOLE                        5050

PFIZER, INC        COMMON STOCK      717081103     209      7790 SH          SOLE                        7790

WAL-MART           COMMON STOCK      931142103     214      4050 SH          SOLE                        4050


COLUMN TOTALS                                     2907


AGGREGATE TOTAL                                   2907


                                          FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                0

Form 13F Information Table Entry Total:           11

Form 13F Information Table Value Total:           $ 2,907

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment Managers with respect to which this report is filed, other than the Manager filing this report.



NONE